Document And Entity Information	3 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001913847
Document Type	6-K
Document Fiscal Year Focus	2025
Entity File Number	001-42438
Entity Registrant Name	COINCHECK GROUP N.V.
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--03-31